Commitments and Contingencies - Summary of Minimum (Base Rental) Lease Payments (Details) - USD ($) $ in Thousands	Nov. 30, 2023	May 31, 2023	May 31, 2022
Fiscal Year
2024 (6 months remaining)	$ 91
2025	185	$ 182
2026	169	185
2027		169
Total operating lease payments	445	536
Less: imputed interest	(92)	(114)
Present value of operating lease liabilities	$ 353	$ 422	$ 556